Investment Contracts (Details) - Pfizer Savings Plan $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
T. Rowe Price Stable Value Fund	$ 1,202,651	$ 1,277,792
Minimum crediting rate	0